UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Consumer Discretionary - 21.5%
Cable Television Services - 1.5%
AMC Networks, Inc.-Class A (a)	433,597	$32,038,482

Education Services - 3.2%
Bright Horizons Family Solutions, Inc. (a)	552,497	35,370,858
Grand Canyon Education, Inc. (a)	749,625	31,154,415

		66,525,273

Hotel/Motel - 1.5%
Wyndham Worldwide Corp.	391,267	31,829,570

Household Furnishings - 3.0%
Select Comfort Corp. (a)	1,002,266	21,248,039
Tempur Sealy International, Inc. (a)	538,190	41,892,710

		63,140,749

Leisure Time - 2.6%
HomeAway, Inc. (a)	704,924	22,247,402
Norwegian Cruise Line Holdings Ltd. (a)(b)	523,218	33,287,129

		55,534,531

Restaurants - 2.6%
Buffalo Wild Wings, Inc. (a)	145,629	22,466,186
Dave & Buster’s Entertainment, Inc. (a)	393,702	15,189,023
Habit Restaurants, Inc. (The) (a)(b)	704,154	16,815,197

		54,470,406

Specialty Retail - 6.3%
Five Below, Inc. (a)(b)	780,292	26,795,227
Lithia Motors, Inc.-Class A	287,557	33,756,316
Tractor Supply Co.	349,622	32,301,577
Ulta Salon Cosmetics & Fragrance, Inc. (a)	226,395	39,383,674

		132,236,794

Textiles, Apparel & Shoes - 0.8%
Honest Co. (The) (c)(d)	42,660	1,630,222
Under Armour, Inc.-Class A (a)(b)	171,345	16,291,483

		17,921,705

		453,697,510

Producer Durables - 19.1%
Aerospace - 1.5%
TransDigm Group, Inc. (a)	141,545	31,118,668

Back Office Support, HR & Consulting - 3.6%
CoStar Group, Inc. (a)	214,462	43,550,798
Robert Half International, Inc.	635,657	33,473,698

		77,024,496

Company	Shares	U.S. $ Value
Commercial Services: Rental & Leasing - 1.3%
United Rentals, Inc. (a)	365,903	$27,391,499

Diversified Manufacturing Operations - 1.5%
Carlisle Cos., Inc.	377,674	32,857,638

Machinery: Industrial - 1.8%
Middleby Corp. (The) (a)	319,540	37,367,008

Machinery: Tools - 1.3%
Lincoln Electric Holdings, Inc.	465,727	27,855,132

Office Supplies & Equipment - 0.5%
Zebra Technologies Corp.-Class A (a)	139,799	10,750,543

Railroad Equipment - 0.9%
Wabtec Corp./DE	220,144	18,243,333

Railroads - 1.1%
Genesee & Wyoming, Inc.-Class A (a)	362,451	24,320,462

Scientific Instruments: Control & Filter - 1.8%
IDEX Corp.	486,524	37,345,582

Scientific Instruments: Electrical - 1.3%
AMETEK, Inc.	490,289	26,877,643

Shipping - 1.3%
Kirby Corp. (a)	416,950	27,222,665

Transportation Miscellaneous - 1.2%
Expeditors International of Washington, Inc.	520,067	25,894,136

		404,268,805

Technology - 18.7%
Communications Technology - 1.4%
Ciena Corp. (a)	1,248,685	30,143,256

Computer Services, Software & Systems - 12.3%
Aspen Technology, Inc. (a)	182,788	7,565,595
Cadence Design Systems, Inc. (a)	1,661,299	36,914,064
GrubHub, Inc. (a)(b)	79,999	1,918,376
Guidewire Software, Inc. (a)	479,752	27,935,959
NetSuite, Inc. (a)(b)	329,079	27,994,751
Palo Alto Networks, Inc. (a)	99,176	15,967,336
Qlik Technologies, Inc. (a)	695,478	21,817,145
ServiceNow, Inc. (a)	328,805	26,846,928
SolarWinds, Inc. (a)	306,511	17,786,833
Tableau Software, Inc.-Class A (a)	295,734	24,829,827
Ultimate Software Group, Inc. (The) (a)	154,467	31,565,331
VeriFone Systems, Inc. (a)	586,119	17,665,627

		258,807,772

Electronic Entertainment - 1.3%
Take-Two Interactive Software, Inc. (a)	794,215	26,367,938

Semiconductors & Component - 3.1%
Cavium, Inc. (a)	317,848	22,551,316
Mellanox Technologies Ltd. (a)	227,600	10,722,236

Company	Shares	U.S. $ Value
ON Semiconductor Corp. (a)	2,959,102	$32,550,122

		65,823,674

Telecommunications Equipment - 0.6%
CommScope Holding Co., Inc. (a)	388,480	12,598,406

		393,741,046

Health Care - 17.3%
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	250,954	8,738,218
Alder Biopharmaceuticals, Inc. (a)	308,927	9,879,486
Anacor Pharmaceuticals, Inc. (a)	149,652	16,822,381
DBV Technologies SA (Sponsored ADR) (a)	250,573	8,687,366
Dyax Corp. (a)	598,005	16,463,078
PTC Therapeutics, Inc. (a)(b)	268,216	6,670,532
TESARO, Inc. (a)(b)	211,062	9,596,989

		76,858,050

Health Care Facilities - 1.0%
Amsurg Corp. (a)	288,020	20,187,322

Health Care Management Services - 1.2%
ICON PLC (a)	397,897	25,413,681

Health Care Services - 2.4%
Acadia Healthcare Co., Inc. (a)	457,426	28,090,531
Premier, Inc.-Class A (a)	699,460	23,648,742

		51,739,273

Medical & Dental Instruments & Supplies - 3.0%
Align Technology, Inc. (a)	517,500	33,875,550
Nevro Corp. (a)(b)	533,362	21,745,169
Penumbra, Inc. (a)(b)	186,837	6,918,574

		62,539,293

Medical Equipment - 3.0%
DexCom, Inc. (a)	418,390	34,860,255
Sirona Dental Systems, Inc. (a)	263,095	28,711,557

		63,571,812

Pharmaceuticals - 3.1%
Akorn, Inc. (a)	305,009	8,155,941
Diplomat Pharmacy, Inc. (a)(b)	712,224	20,020,617
GW Pharmaceuticals PLC (ADR) (a)(b)	83,563	6,608,998
Isis Pharmaceuticals, Inc. (a)(b)	250,895	12,080,594
Jazz Pharmaceuticals PLC (a)	11,052	1,517,219
Medicines Co. (The) (a)	172,798	5,916,603
Sage Therapeutics, Inc. (a)(b)	213,731	10,735,708

		65,035,680

		365,345,111

Company	Shares	U.S. $ Value
Financial Services - 10.6%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc. (a)	148,858	$26,833,143

Banks: Diversified - 5.3%
First Republic Bank/CA	434,390	28,370,011
IBERIABANK Corp.	254,418	15,425,363
Signature Bank/New York NY (a)	247,317	36,830,448
SVB Financial Group (a)	257,290	31,407,390

		112,033,212

Diversified Financial Services - 2.4%
Lazard Ltd.-Class A	655,383	30,357,341
Stifel Financial Corp. (a)	448,343	19,919,879

		50,277,220

Financial Data & Systems - 1.7%
Vantiv, Inc.-Class A (a)	709,180	35,565,377

		224,708,952

Materials & Processing - 7.3%
Building Materials - 2.6%
Martin Marietta Materials, Inc.	150,179	23,300,272
Watsco, Inc.	258,672	31,824,416

		55,124,688

Building: Climate Control - 0.6%
Lennox International, Inc.	101,560	13,488,184

Chemicals: Diversified - 1.6%
PolyOne Corp.	1,007,314	33,684,580

Diversified Materials & Processing - 1.9%
Hexcel Corp.	839,441	38,882,907

Metal Fabricating - 0.6%
Valmont Industries, Inc. (b)	116,229	12,603,873

		153,784,232

Energy - 1.9%
Oil Well Equipment & Services - 0.9%
Oceaneering International, Inc.	448,337	18,839,121

Oil: Crude Producers - 1.0%
Concho Resources, Inc. (a)	179,853	20,846,761

		39,685,882

Consumer Staples - 0.7%
Foods - 0.7%
Blue Buffalo Pet Products, Inc. (a)(b)	793,310	14,231,981

Total Common Stocks (cost $1,804,829,038)		2,049,463,519

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (e)(f) (Cost $75,864,254)	75,864,254	$75,864,254

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $1,880,693,292)		2,125,327,773

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%
Investment Companies - 6.8%
AB Exchange Reserves-Class I, 0.14% (e)(f) (cost $143,113,282)	143,113,282	143,113,282

Total Investments - 107.5% (cost $2,023,806,574) (g)		2,268,441,055
Other assets less liabilities - (7.5)%		(158,583,146)

Net Assets - 100.0%		$2,109,857,909

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $309,677,648 and gross unrealized depreciation of investments was $(65,043,167), resulting in net unrealized appreciation of $244,634,481.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AB Discovery Growth Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$452,067,288		$	– 0	–	$1,630,222		$453,697,510
Producer Durables	404,268,805			– 0	–	– 0	–	404,268,805
Technology	393,741,046			– 0	–	– 0	–	393,741,046
Health Care	365,345,111			– 0	–	– 0	–	365,345,111
Financial Services	224,708,952			– 0	–	– 0	–	224,708,952
Materials & Processing	153,784,232			– 0	–	– 0	–	153,784,232
Energy	39,685,882			– 0	–	– 0	–	39,685,882
Consumer Staples	14,231,981			– 0	–	– 0	–	14,231,981
Short-Term Investments	75,864,254			– 0	–	– 0	–	75,864,254
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	143,113,282			– 0	–	– 0	–	143,113,282

Total Investments in Securities	2,266,810,833			– 0	–	1,630,222		2,268,441,055
Other Financial Instruments*	– 0	–		– 0	–	– 0	–	– 0	–

Total^	$2,266,810,833		$	– 0	–	$1,630,222		$2,268,441,055

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(34,300)			(34,300)
Change in unrealized appreciation/depreciation		(321,687)			(321,687)
Purchases		2,243,871			2,243,871
Sales		(257,662)			(257,662)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/15		$1,630,222			$1,630,222

Net change in unrealized appreciation/depreciation from investments held as of 10/31/15		$(321,687)			$(321,687)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2015